SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Contract asset balances	$ 0	$ 0
Deferred revenue	$ 0	$ 0